Loans Payable to Stockholders (Details Textual) (USD $)	1 Months Ended		12 Months Ended	1 Months Ended
	Nov. 25, 2014	Oct. 31, 2014	Dec. 31, 2014	Aug. 06, 2013	Jun. 03, 2014	Sep. 25, 2014	Apr. 02, 2014	Sep. 30, 2014
Loans Payable to Stockholders [Line Items]
Warrants Issued to Purchase of Common Stock, Shares	4,293,948
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.375
Convertible Debt					$ 2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			200,000
Preferred Stock [Member]
Loans Payable to Stockholders [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		1,073,487	1,073,487 [1]
Convertible One-year Promissory Note [Member]
Loans Payable to Stockholders [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			10.00%
Outstanding Principal And Accrued Unpaid Interest			100,000
Convertible Debt						3,000,000
Maximum [Member] | Convertible One-year Promissory Note [Member]
Loans Payable to Stockholders [Line Items]
Convertible Debt							300,000
Minimum [Member]
Loans Payable to Stockholders [Line Items]
Subsequent Financing proceeds			2,000,000
Summit Resources Inc [Member]
Loans Payable to Stockholders [Line Items]
Warrants Issued to Purchase of Common Stock, Shares				1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.10
Debt Instrument, Face Amount				600,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%	10.00%
Repayments of Debt			423,915
Accretion Expense			94,757
Loans Payable			136,725
Pledged Assets, Not Separately Reported, Finance Receivables			130,000
Warrants and Rights Outstanding				134,117
Directors and Stock holders [Member]
Loans Payable to Stockholders [Line Items]
Due to Related Parties, Current								2,076,000
Due to Affiliate			540,000
Repayments of Related Party Debt			370,000
Summit Agreement [Member]
Loans Payable to Stockholders [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.80
Debt Instrument, Face Amount			1,415,000
Repayments of Debt			250,000
Accretion Expense			10,950
Loans Payable			1,074,773
Due to Related Parties, Current			1,415,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,415,000
Warrants and Rights Outstanding					101,177
Summit Agreement [Member] | Maximum [Member]
Loans Payable to Stockholders [Line Items]
Long-term Debt, Gross					1,500,000
Proceeds from Sale of Other Property, Plant, and Equipment				150,000
Summit Agreement [Member] | Minimum [Member]
Loans Payable to Stockholders [Line Items]
Long-term Debt, Gross					$ 900,000

[1]	Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.